Summary of Significant Accounting Policies (Details) - USD ($)	2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019
Summary of Significant Accounting Policies (Textual)
Federal depository insurance coverage		$ 250,000	$ 250,000
Payment of taxes			812,000
Net operating loss carryforwards	$ 120	1,082,000	$ 119,000
Net income loss, description			Basic and diluted net loss per share of Class B common stock for the year ended December 31, 2019 is calculated by dividing the net income (approximately $2.3 million, less income attributable to Class A common stock in the amount of approximately $2.9 million.
Franchise and income taxes		$ 0		$ 894,000
IPO [Member]
Summary of Significant Accounting Policies (Textual)
Aggregate of warrants to purchase common stock		18,310,641
Deferred offering costs		$ 13,360,000	$ 13,360,000
Underwriter discounts		12,770,000	12,770,000
Deferred payment		8,130,000	18,310,641
Professional costs		$ 583,000	583,000
Common Stock Class A
Summary of Significant Accounting Policies (Textual)
Payment of taxes			$ 2,900,000
Class A common stock subject to conditional redemption		21,891,375	22,366,276
Weighted average number of shares			23,300,000
Net income loss, description		Basic and diluted net income per share of Class A Common Stock for the nine months ended September 30, 2020, and 2019 is calculated by dividing the investment income earned on the investments held in the Trust Account (approximately $886,000 and $2.9 million, respectively, net of funds available to be withdrawn from the Trust Account for payment of franchise and income taxes, resulting in a total of approximately $574,000 and $2.2 million, respectively), by the weighted average number of approximately 23.3 million shares of Class A Common Stock outstanding for the periods. Basic and diluted net loss per share of Class B Common Stock for the nine months ended September 30, 2020 and 2019 is calculated by dividing the net loss of approximately $4.7 million and net income of $1.7 million respectively, less income attributable to Class A Common Stock in the amount of approximately $886,000 and $2.2 million respectively, resulting in a net loss of approximately $5.3 million and $0.4 million respectively, by the weighted average number of 5.8 million shares of Class B Common Stock outstanding for the periods.
Investment income in trust account			$ 3,900,000
Common Stock Class B
Summary of Significant Accounting Policies (Textual)
Weighted average number of shares			5,800,000
Net loss			$ 565,000